Property, plant and equipment- Leased assets (Details) - Plant, equipment and vehicles R in Millions	Jun. 30, 2019 ZAR (R)
Leased assets
Leased assets	R 7,423
Cost
Leased assets
Leased assets	9,316
Accumulated depreciation and impairment
Leased assets
Leased assets	R (1,893)